Subsidiaries With Material Non-controlling Interest	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Subsidiaries With Material Non-controlling Interest

36. Subsidiaries with material non-controlling interest

The Stevanato Group comprises the following subsidiaries with material non-controlling interest:

		At December 31,	At December 31,
Name	Country	2022	2021

Ompi of Japan Co., Ltd.	Japan	49%	49%
Medical Glass a.s.	Slovakia	0.26%	0.26%

		At December 31,	At December 31,
		2022	2021
		(EUR thousand)

Proportion of equity interest held by non-controlling interests:
Ompi of Japan Co., Ltd.		451	419
Medical Glass a.s.		(64)	(56)
		387	363

Profit allocated to material non-controlling interest:
Ompi of Japan Co., Ltd.		(176)	60
Medical Glass a.s.		9	(8)
		(167)	52

Changes in non-controlling interests are shown in the consolidated statement of changes in equity.

The tables below show the summarized income statement for the year ended December 31, 2022:

	Ompi of Japan Co., Ltd.	Medical Glass a.s.
	(EUR thousand)

Net Sales	7,059	38,362
Cost of Sales	5,779	37,255
Gross Profit	1,280	1,107

Other operating income	—	42
Selling and marketing expenses	484	46
Research and development expenses	144	—
General and administrative expenses	126	4,470
Operating profit	526	(3,367)

Interest income	33	47
Interest expense	45	136
Profit before tax	514	(3,456)

Income taxes	154	79
Net Profit	360	(3,535)

Total comprehensive income	388	(3,535)

Attributable to non-controlling interests	176	(9)
Dividends paid to non-controlling interests	—	—

The tables below show the summarized income statement for the year ended December 31, 2021:

	Ompi of Japan Co., Ltd.	Medical Glass a.s.
	(EUR thousand)

Net Sales	4,325	41,643
Cost of Sales	3,542	34,425
Gross Profit	783	7,218

Other operating income	—	195
Selling and marketing expenses	299	177
Research and development expenses	150	—
General and administrative expenses	452	3,302
Operating profit	(118)	3,934

Interest income	37	111
Interest expense	90	42
Profit before tax	(171)	4,003

Income taxes	(48)	826
Net Profit	(123)	3,177

Total comprehensive income	(123)	3,165

Attributable to non-controlling interests	(60)	8
Dividends paid to non-controlling interests	—	—

The tables below show the summarized income statement for the year ended December 31, 2020:

	Ompi of Japan Co., Ltd.	Medical Glass a.s.
	(EUR thousand)

Net Sales	6,811	36,852
Cost of Sales	5,509	30,039
Gross Profit	1,302	6,813

Other operating income	—	43
Selling and marketing expenses	349	165
Research and development expenses	157	—
General and administrative expenses	518	2,715
Operating profit	278	3,976

Interest income	17	2
Interest expense	74	30
Profit before tax	221	3,948

Income taxes	66	834
Net Profit	155	3,114

Total comprehensive income	155	3,111

Attributable to non-controlling interests	76	8
Dividends paid to non-controlling interests	—	—

The tables below show the summarized financial position as at December 31, 2022:

	Ompi of Japan Co., Ltd.	Medical Glass a.s.
	(EUR thousand)

Property, plant and equipment and other non-current assets	395	19,102
Net working capital	(92)	5,228
Total non-current liabilities and provision	—	(769)
Net capital employed	303	23,561
Net financial position*	(864)	(2,306)
Total equity	(561)	21,255

Attributable to:
Equity holders of parent	(286)	21,199
Non-controlling interest	(275)	55

*Net financial position is determined as the algebraic sum of cash and cash equivalent, other current financial assets, non-current financial liabilities and current financial liabilities

The tables below show the summarized financial position as at December 31, 2021:

	Ompi of Japan Co., Ltd.	Medical Glass a.s.
	(EUR thousand)

Property, plant and equipment and other non-current assets	534	13,658
Net working capital	(280)	5,582
Total non-current liabilities and provision	—	(653)
Net capital employed	254	18,587
Net financial position*	(1,233)	6,204
Total equity	(979)	24,791

Attributable to:
Equity holders of parent	(500)	24,727
Non-controlling interest	(479)	64

*Net financial position is determined as the algebraic sum of cash and cash equivalent, other current financial assets, non-current financial liabilities and current financial liabilities